Sales Inducements	12 Months Ended
Dec. 31, 2011
Sales Inducements [Abstract]
Sales Inducements
Sales Inducements

During the year ended December 31, 2011, the Company capitalized and amortized $32.2 and $461.8, respectively, of sales inducements. During the year ended December 31, 2010, the Company capitalized and amortized $46.9 and $(82.0), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $1,023.8 and $669.9 as of December 31, 2011 and 2010, respectively.